Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$50,765,800.44	0.1211594	$34,798,612.74	0.0830516	$15,967,187.70
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$269,065,800.44	0.2297155	$253,098,612.74	0.2160835	$15,967,187.70

Weighted Avg. Coupon (WAC)	4.62%		4.63%
Weighted Avg. Remaining Maturity (WARM)	29.19		28.26
Pool Receivables Balance	$314,044,779.66		$294,888,540.08
Remaining Number of Receivables	36,426		35,354

Adjusted Pool Balance	$307,060,277.15		$288,385,203.82

III. COLLECTIONS

Principal:
Principal Collections	$18,742,691.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$277,036.82
Total Principal Collections	$19,019,728.15

Interest:
Interest Collections	$1,242,274.75
Late Fees & Other Charges	$36,841.63
Interest on Repurchase Principal	$-
Total Interest Collections	$1,279,116.38

Collection Account Interest	$1,042.87
Reserve Account Interest	$411.07
Servicer Advances	$-

Total Collections	$20,300,298.47

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$20,300,298.47
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$20,300,298.47
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$261,703.98		$261,703.98	$261,703.98
Collection Account Interest					$1,042.87
Late Fees & Other Charges					$36,841.63
Total due to Servicer					$299,588.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$41,035.69		$41,035.69
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$337,559.86		$337,559.86	$337,559.86

Available Funds Remaining:					$19,663,150.13

3. Principal Distribution Amount:					$15,967,187.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,967,187.70
Class A-4 Notes				$-
Class A Notes Total:		15,967,187.70		$15,967,187.70
Total Noteholders Principal				$15,967,187.70

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,695,962.43

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,984,502.51
Beginning Period Amount	$6,984,502.51
Current Period Amortization	$481,166.25
Ending Period Required Amount	$6,503,336.26
Ending Period Amount	$6,503,336.26
Next Distribution Date Required Amount	$6,040,866.89

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$37,994,476.71	$35,286,591.08	$35,286,591.08
Overcollateralization as a % of Adjusted Pool		12.37%	12.24%	12.24%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	34,789	97.93%	$288,773,092.46
30 - 60 Days	1.25%	442	1.60%	$4,722,116.60
61 - 90 Days	0.29%	102	0.40%	$1,187,070.93
91 + Days	0.06%	21	0.07%	$206,260.09
		35,354		$294,888,540.08
Total
Delinquent Receivables 61 + days past due	0.35%	123	0.47%	$1,393,331.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	121	0.43%	$1,357,633.45
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	121	0.41%	$1,380,100.17
Three-Month Average Delinquency Ratio	0.33%		0.44%

Repossession in Current Period		33		$374,663.59
Repossession Inventory		40		$267,763.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$413,548.25
Recoveries				$(277,036.82)
Net Charge-offs for Current Period				$136,511.43

Beginning Pool Balance for Current Period				$314,044,779.66

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.30%
Net Loss Ratio for 2nd Preceding Collection Period				-0.28%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$8,140,081.51
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,020,686.94
Number of Extensions				92

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